Segmented disclosure (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of operating segments [Table Text Block]
	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other		Total
Year ended December 31, 2023
Revenues	$170,878	$154,523	$138,349	$-	$-	$(265,066)		$198,684

Operating costs	(173,463)	(146,211)	(134,167)	-	-	279,083		(174,758)
Professional, consulting and management fees	(1,839)	(3,102)	(8,496)	(8,721)	(859)	(51)		(23,068)
Foreign exchange gain (loss)	75	207	(479)	(36)	50	-		(183)
Other general and administrative expenses	(641)	(2,442)	(3,450)	(4,494)	(186)	(579)	[1]	(11,792)
Share-based payments	-	-	362	-	-	-		362
Finance costs	(30)	(9,561)	150	(56)	(112)	(21)	[1]	(9,630)
Interest income	5	760	1,253	-	-	-		2,018
Technology start-up costs	-	-	-	(6,122)	-	-	[1]	(6,122)
Write down of vanadium assets	-	-	-	-	(4,862)	-		(4,862)
Exploration and evaluation costs	-	(4,937)	-	-	-	(768)	[2]	(5,705)
	(175,893)	(165,286)	(144,827)	(19,429)	(5,969)	277,664		(233,740)
Net income (loss) before tax	(5,015)	(10,763)	(6,478)	(19,429)	(5,969)	12,598		(35,056)
Income tax expense	(88)	-	-	-	-	-		(88)
Deferred income tax recovery (expense)	(922)	2,145	1,563	-	-	-		2,786
Net income (loss)	$(6,025)	$(8,618)	$(4,915)	$(19,429)	$(5,969)	$12,598		$(32,358)
	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter- segment transactions & other		Total
Revenues (after inter-segment eliminations)	168,603	26,812	3,269	-	-	-		198,684
At December 31, 2023
Total non-current assets	$696	$189,651	$20,903	$8,895	$19,508	$4,845		$244,498
Total assets	$55,443	$291,410	$77,683	$13,203	$21,221	$(77,339)	[3]	$381,621
Total liabilities	$33,513	$115,072	$56,347	$5,689	$383	$(85,182)	[4]	$125,822
	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other		Total
Year ended December 31, 2022
Revenues	$198,767	$185,434	$162,506	$-	$-	$(317,456)		$229,251

Operating costs	(195,591)	(142,945)	(156,737)	-	-	325,554		(169,719)
Professional, consulting and management fees	(1,832)	(4,969)	(6,705)	(10,044)	(1,727)	-		(25,277)
Foreign exchange (loss) gain	(107)	1,091	100	2	498	-		1,584
Other general and administrative expenses	(525)	(6,497)	(1,830)	(4,743)	(265)	(459)	[1]	(14,319)
Share-based payments	-	-	(2,372)	-	-	-		(2,372)
Finance costs	(36)	(1,394)	(16)	(79)	(40)	(23)	[1]	(1,588)
Interest income	-	596	351	-	162	-		1,109
Technology start-up costs	-	-	-	(11,956)	-	(739)	[1]	(12,695)
Exploration and evaluation costs	-	(1,928)	-	-	-	(7)	[2]	(1,935)
	(198,091)	(156,046)	(167,209)	(26,820)	(1,372)	324,326		(225,212)
Net income (loss) before tax	676	29,388	(4,703)	(26,820)	(1,372)	6,870		4,039
Income tax expense	(71)	(7,617)	-	-	-	-		(7,688)
Deferred income tax recovery (expense)	(31)	1,773	(319)	-	-	-		1,423
Net income (loss)	$574	$23,544	$(5,022)	$(26,820)	$(1,372)	$6,870		$(2,226)
	Sales & trading	Mine properties	Corporate	Largo Clean Energy	Largo Physical Vanadium	Inter-segment transactions & other		Total
Revenues (after inter-segment eliminations)	$198,274	$30,663	$314	$-	$-	$-		$229,251
At December 31, 2022
Total non-current assets	$934	$148,508	$20,525	$12,389	$15,344	$3,906		$201,606
Total assets	$73,874	$250,926	$90,770	$15,941	$27,086	$(102,847)	[4]	$355,750
Total liabilities	$56,566	$72,842	$53,373	$5,092	$374	$(107,051)	[5]	$81,196